Investment Securities (Gross Unrealized Losses and Estimated Fair Value of Investment Securities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Total temporarily impaired investment securities, Estimated Fair Value, Less than 12 Months	$ 28,405	$ 6,035
Total temporarily impaired investment securities, Unrealized Losses, Less than 12 Months	205	248
Total temporarily impaired investment securities, Estimated Fair Value, 12 Months or More	7,324	16,582
Total temporarily impaired investment securities, Unrealized Losses, 12 Months or More	105	731
Total temporarily impaired securities, Estimated Fair Value, Total	35,729	22,617
Total temporarily impaired securities, Unrealized Losses, Total	310	979
Obligations Of State And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Total temporarily impaired investment securities, Estimated Fair Value, Less than 12 Months	14,085	6,035
Total temporarily impaired investment securities, Unrealized Losses, Less than 12 Months	188	248
Total temporarily impaired investment securities, Estimated Fair Value, 12 Months or More	7,324	16,582
Total temporarily impaired investment securities, Unrealized Losses, 12 Months or More	105	731
Total temporarily impaired securities, Estimated Fair Value, Total	21,409	22,617
Total temporarily impaired securities, Unrealized Losses, Total	293	979
U.S. Government Agency Residential Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total temporarily impaired investment securities, Estimated Fair Value, Less than 12 Months	14,320
Total temporarily impaired investment securities, Unrealized Losses, Less than 12 Months	17
Total temporarily impaired securities, Estimated Fair Value, Total	14,320
Total temporarily impaired securities, Unrealized Losses, Total	$ 17